Stock-Based Compensation - Summary of Number of DSUs (Detail) - Deferred Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Directors' Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
DSUs outstanding - January 1 (in shares)	46,697	187,090
DSUs granted (in shares)	29,938	82,375
DSUs settled (in shares)	(24,015)	(222,768)
DSUs outstanding - December 31 (in shares)	52,620	46,697
Management Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
DSUs outstanding - January 1 (in shares)	104,041	63,760
DSUs granted (in shares)	24,947	40,281
DSUs paid (in shares)	(76,802)	0
DSUs outstanding - December 31 (in shares)	52,186	104,041